Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments Under Operating Leases - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022	$ 4,041	$ 3,990
2023	4,138	4,100
2024	4,235	4,198
2025	4,334	4,295
Thereafter	11,060	15,997
Total	$ 28,795	$ 32,580